Segment Information	12 Months Ended
Dec. 30, 2016
Segment Information
Segment Information

(17) Segment Information

In the first quarter of 2017, we implemented a new organizational structure to more fully align global operations with our client-centric strategy, resulting in three sectors: National Governments, Private, and State & Local Governments.  Each of these sectors has been identified in 2017 as a reportable operating segment.  Additionally, the termination on January 24, 2017 of the Australian fixed-price Power EPC contract in the first quarter of 2017 resulted in the substantial completion and discontinuation of our former Power EPC business, which was previously a stand-alone reportable operating segment.  As a result, in 2017 the financial position and results of operations from this former segment are reflected within our consolidated financial statements as amounts attributable to discontinued operations and are excluded from the amounts attributable to continuing operations.  Refer to Note 18 – Discontinued Operations for additional details regarding the results of operation and financial position of our discontinued operations.

Certain financial information relating to the years ended December 30, 2016, December 25, 2015 and December 31, 2014 for each segment is provided below.  Costs for corporate general and administrative expenses, restructuring costs and amortization expense related to intangible assets have been allocated to each segment based on the estimated benefits provided by corporate functions.  This allocation is primarily based upon metrics that reflect the proportionate volume of project-related activity and employee labor costs within each segment.  Additionally, during the third quarter of 2016, a National Governments consolidated joint venture consulting project in Canada eliminated a previously existing one-month reporting lag, which had been required to achieve a timely consolidation.  As a result of this change, revenue and direct cost of services each included an additional $51.7 million for the year ended December 30, 2016.  There was no impact to our operating loss for the year ended December 30, 2016.  Prior year amounts have been revised to conform to the current presentation.

	Year Ended December 30, 2016
	Gross	Equity in	Operating
($ in thousands)	Revenue	Earnings	Income (Loss)
National Governments	$1,960,439	$19,605	$5,641
Private	1,309,876	3,860	51,062
State & Local Governments	1,925,352	28,492	(6,741)
Total	$5,195,667	$51,957	$49,962

	Year Ended December 25, 2015
	Gross	Equity in	Operating
($ in thousands)	Revenue	Earnings	Income (Loss)
National Governments	$1,378,478	$30,419	$11,945
Private	1,661,163	1,379	100,863
State & Local Governments	2,110,140	14,967	15,144
Total	$5,149,781	$46,765	$127,952

	Year Ended December 31, 2014
	Gross	Equity in	Operating
($ in thousands)	Revenue	Earnings	Income (Loss)
National Governments	$1,369,805	$36,445	$13,745
Private	1,747,027	1,960	15,820
State & Local Governments	2,099,692	16,513	25,781
Total	$5,216,524	$54,918	$55,346

Significant Clients

We derived approximately 21%,  20% and 21% of our total revenue from contracts with the U.S. federal government and the agencies regulated by the U.S. federal government in the years ended December 30, 2016, December 25, 2015 and December 31, 2014, respectively.  Additionally, in the year ended December 30, 2016, we derived approximately 12% of our total revenue from our National Governments consolidated joint venture consulting contract with Canadian Nuclear Laboratories.

Operating Information by Geographic Area

Although the majority of our consolidated revenue is generated from our domestic operations, we provide services in numerous countries, including Canada, which accounted for 17% of the total consolidated revenue in 2016 and was primarily related to operations within our National Governments segment.  The United Kingdom accounted for 10%, 11% and 10% of the total consolidated revenue in 2016, 2015 and 2014, respectively.

Total U.S. and international revenue for the years ended were as follows:

	December 30,	December 25,	December 31,
($ in thousands)	2016	2015	2014
U.S.	$3,304,752	$3,589,928	$3,806,935
International	1,890,915	1,559,853	1,409,589
Total	$5,195,667	$5,149,781	$5,216,524

The fixed assets to support our business operations and our clients are located both domestically and internationally.  Total U.S. and international net property, plant and equipment for the years ended were as follows:

	December 30,	December 25,	December 31,
($ in thousands)	2016	2015	2014
U.S.	$225,929	$179,436	$215,689
International	20,667	20,029	42,471
Total	$246,596	$199,465	$258,160